Main items related to operating activities - Inventories, Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the valuation allowance on inventories
Balance as of the beginning of the period	$ 16,520	$ 15,247
Balance as of the end of the period	14,880	16,520	$ 15,247
Valuation allowance/Cumulative impairments
Changes in the valuation allowance on inventories
Balance as of the beginning of the period	(1,007)	(971)	(1,068)
Increase (net)	(359)	9	41
Currency translation adjustment and other variations	23	(45)	56
Balance as of the end of the period	$ (1,343)	$ (1,007)	$ (971)